Financial instruments	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Financial instruments
14. Financial instruments
Financial instruments by category
The carrying value and fair value of financial instruments by class as at March 31, 2021 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$105,633	$—	$—	$105,633	$105,633
Investment in fixed deposits	38,699	—	—	38,699	38,699
Investments in marketable securities and mutual funds	—	250,852	—	250,852	250,852
Trade receivables	83,387	—	—	83,387	83,387
Unbilled revenue (1)	66,212	—	—	66,212	66,212
Funds held for clients	12,139	—	—	12,139	12,139
Prepayments and other assets (2)	4,757	—	—	4,757	4,757
Other non-current assets (3)	13,790	—	—	13,790	13,790
Derivative assets	—	2,619	7,104	9,723	9,723

Total carrying value	$324,617	$253,471	$7,104	$585,192	$585,192

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$28,015	$—	$—	$28,015	$28,015
Long-term debt (includes current portion) (4)	16,800	—	—	16,800	16,800
Other employee obligations (5)	74,511	—	—	74,511	74,511
Provisions and accrued expenses	23,933	—	—	23,933	23,933
Lease liabilities	191,907	—	—	191,907	191,907
Other liabilities (6)	1,803	—	—	1,803	1,803
Derivative liabilities	—	1,068	5,460	6,528	6,528

Total carrying value	$336,969	$1,068	$5,460	$343,497	$343,497

Notes:

(1)	Excluding non-financial assets $191.
(2)	Excluding non-financial assets $18,454.
(3)	Excluding non-financial assets $26,241.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $52.
(5)	Excluding non-financial liabilities $27,664.
(6)	Excluding non-financial liabilities $9,900.

The carrying value and fair value of financial instruments by class as at March 31, 20
20
are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$96,929	$—	$—	$96,929	$96,929
Investment in fixed deposits	43,030	—	—	43,030	43,030
Investments in marketable securities and mutual funds	—	162,746	—	162,746	162,746
Trade receivables	89,772	—	—	89,772	89,772
Unbilled revenue (1)	57,078	—	—	57,078	57,078
Funds held for clients	15,833	—	—	15,833	15,833
Prepayments and other assets (2)	6,431	—	—	6,431	6,431
Other non-current assets (3)	9,925	—	—	9,925	9,925
Derivative assets	—	2,187	13,106	15,293	15,293

Total carrying value	$318,998	$164,933	$13,106	$497,037	$497,037

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$29,333	$—	$—	$29,333	$29,333
Long-term debt (includes current portion) (4)	33,600	—	—	33,600	33,600
Other employee obligations (5)	70,170	—	—	70,170	70,170
Provision s and accrued expenses	28,983	—	—	28,983	28,983
Lease liabilities	178,892	—	—	178,892	178,892
Other liabilities (6)	1,197	—	—	1,197	1,197
Derivative liabilities	—	4,710	8,745	13,455	13,455

Total carrying value	$342,175	$4,710	$8,745	$355,630	$355,630

Notes:

(1)	Excluding non-financial assets $905.
(2)	Excluding non-financial assets $15,568.
(3)	Excluding non-financial assets $26,027.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $178.
(5)	Excluding non-financial liabilities $19,686.
(6)	Excluding non-financial liabilities $6,360.

For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis.
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2021 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$9,723	$—	$9,723	$(4,392)	$—	$5,331

Total	$9,723	$—	$9,723	$(4,392)	$—	$5,331

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$6,528	$—	$6,528	$(4,392)	$—	$2,136

Total	$6,528	$—	$6,528	$(4,392)	$—	$2,136

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2020 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Total	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Total	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Fair value hierarchy
The following is the hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 — other techniques for which all inputs have a significant effect on the recorded fair value are observable, either directly or indirectly.
Level 3 — techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.
The fair value is estimated using the discounted cash flow approach and market rates of interest. The valuation technique involves assumptions and judgments regarding risk characteristics of the instruments, discount rates and future cash flows.
The Company uses valuation techniques in measuring the fair value of financial instruments, where active market quotes are not available. In applying the valuation techniques, the Company makes maximum use of market inputs, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument. Where applicable data is not observable, the Company uses its best estimate about the assumptions that market participants would make. These estimates may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date.

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2021 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,619	$—	$2,619	$—
Investments in marketable securities and mutual funds	250,852	250,439	413	—
Financial assets at FVOCI
Foreign exchange contracts	7,104	—	7,104	—

Total assets	$260,575	$250,439	$10,136	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$1,068	$—	$1,068	$—
Financial liabilities at FVOCI
Foreign exchange contracts	5,234	—	5,234	—
Interest rate swaps	226	—	226	—

Total liabilities	$6,528	$—	$6,528	$—

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2020 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,187	$—	$2,187	$—
Investments in marketable securities and mutual funds	162,746	162,388	358	—
Financial assets at FVOCI
Foreign exchange contracts	13,106	—	13,106	—

Total assets	$178,039	$162,388	$15,651	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$4,710	$—	$4,710	$—
Financial liabilities at FVOCI
Foreign exchange contracts	8,106	—	8,106	—
Interest rate swaps	639	—	639	—

Total liabilities	$13,455	$—	$13,455	$—

Description of significant unobservable inputs to Level 3 valuation
The fair value of the contingent consideration liability was estimated using a probability weighted method and achievement of revenue target with a discount rate of 2.5%. One percentage point change in the unobservable inputs used in fair valuation of the contingent consideration does not have a significant impact on its value.
The fair value is estimated using discounted cash flow approach which involves assumptions and judgments regarding risk characteristics of the instruments, discount rates, future cash flows, foreign exchange spot, forward premium rates
,
and market rates of interest.
The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2021	March 31, 2020
Balance at the beginning of the year	$—	$3,197
Additions	—	—
Payouts	—	(3,279)
Gain recognized in the consolidated statement of income	—	—
Finance expense recognized in the consolidated statement of income	—	82

Balance at the end of the year	$—	$—

During the years ended March 31, 2021 and 2020, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into and out of Level 3 fair value measurements.
Fair value on a
non-recurring
basis as at March 31, 20
20
The
non-recurring
fair value measurement for the Auto Claim BPM CGU of $34,086 (before cost of disposal of $494) has been categorized as Level 3 fair value based on the inputs to the valuation technique used (Refer Note 9).
Derivative financial instruments
The primary risks managed by using derivative instruments are foreign currency exchange risk and interest rate risk. Forward and option contracts up to 24 months on various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenue denominated in foreign currencies and monetary assets and liabilities held in non-functional
currencies. Interest rate swaps are entered to manage interest rate risk associated with the Company’s floating rate borrowings. The Company’s primary exchange rate exposure is with the US dollar and pound sterling against the Indian rupee. For derivative instruments which qualify for cash flow hedge accounting, the Company records the effective portion of gain or loss from changes in the fair value of the derivative instruments in other comprehensive income/(loss), which is reclassified into earnings in the same period during which the hedged item affects earnings. Derivative instruments qualify for hedge accounting when the instrument is designated as a hedge; the hedged item is specifically identifiable and exposes the Company to risk; and it is expected that a change in fair value of the derivative instrument and an opposite change in the fair value of the hedged item will have a high degree of correlation. Determining the high degree of correlation between the change in fair value of the hedged item and the derivative instruments involves significant judgment including the probability of the occurrence of the forecasted transaction. When it is highly probable that a forecasted transaction will not occur, the Company discontinues the hedge accounting and recognizes immediately in the consolidated statement of income, the gains and losses attributable to such derivative instrument that were accumulated in other comprehensive income/(loss).
The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2021	March 31, 2020
Forward contracts (Sell)
In US dollars	$260,999	$263,092
In Pound Sterling	104,638	105,677
In Euro	26,395	37,843
In Australian dollars	29,076	35,287
Others	21,017	17,420

	$442,125	$459,319

Option contracts (Sell)
In US dollars	$137,687	$149,501
In Pound Sterling	92,159	98,381
In Euro	33,202	39,038
In Australian dollars	45,022	40,922
Others	—	—

	$308,070	$327,842

Interest rate swap contracts
In US dollars	$16,800	$33,600
The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2021, 2020 and 2019 are as follows:

	Year ended March 31,
	2021	2020	2019
Revenue	$4,237	12,695	$66
Foreign exchange (loss)/gain, net	(222)	543	(2)
Finance expense	(460)	171	422
Income tax related to amounts reclassified into consolidated statement of income	425	(1,947)	(577)

Total	$3,980	11,462	$91

As at March 31, 2021, a loss amounting to $1,670 on account of cash flow hedges in relation to forward and option contracts entered is expected to be reclassified from other comprehensive income into the consolidated statement of income over a period of 24 months and $212 on account of cash flow hedges in relation to interest rate swaps is expected to be reclassified from other comprehensive income into the consolidated statement of income over a period of 12 months.
Due to the discontinuation of cash flow hedge accounting on account of non-occurrence
of original forecasted transactions by the end of the originally specified time period, the Company recognized in the consolidated statement of income a loss
of $222, a gain of $543 and a loss of $2 for
the years ended March 31, 2021, 2020 and 2019, respectively. The loss of $222 for the year ended March 31, 2021 is due to impact on account of
COVID-19.

Financial risk management
Financial risk factors
The Company’s activities expose it to a variety of financial risks: market risk, interest rate risk, credit risk and liquidity risk. The Company’s primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Company is foreign exchange risk. The Company uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Company’s exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. The demographics of the customer including the default risk of the industry and country in which the customer operates also has an influence on credit risk assessment. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.
Risk management procedures
The Company manages market risk through treasury operations. Senior management and the Board of Directors approve the Company’s treasury operations’ objectives and policies. The activities of treasury operations include management of cash resources, implementation of hedging strategies for foreign currency exposures, implementation of borrowing strategies and monitoring compliance with market risk limits and policies. The Company’s foreign exchange committee, comprising the Chairman of the Board, Group Chief Executive Officer and Group Chief Financial Officer, is the approving authority for all hedging transactions.
Components of market risk
Exchange rate or currency risk
The Company’s exposure to market risk arises principally from exchange rate risk. Although substantially all of the Company’s revenue is denominated in pound sterling and US dollars, a significant portion of expenses for the year ended March 31, 20
21
(net of payments to repair centers made as part of the Company’s WNS Auto Claims BPM segment) were incurred and paid in Indian rupees. The exchange rates among the Indian rupee, the pound sterling and the US dollar have changed substantially in recent years and may fluctuate substantially in the future. The Company hedges a portion of forecasted external and inter-company revenue denominated in foreign currencies with forward contracts and options.
Based upon the Company’s level of operations for the year ended March 31, 202
1
, a sensitivity analysis shows that a 10% appreciation or depreciation in the pound sterling against the US dollar would have increased or decreased, respectively, the Company’s revenue for the year ended March 31, 202
1
by approximately $25,649. Similarly, a 10% appreciation or depreciation in the Indian rupee against the US dollar would have increased or decreased, respectively, the Company’s expenses incurred and paid in Indian rupee for the year ended March 31, 202
1
by approximately $33,343.
The foreign currency risk from
non-derivative
financial instruments as at March 31, 2021 is as follows:

	As at March 31, 2021
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$2,739	1,818	—	61	1,024	314	$5,956
Trade receivables	116,135	34,041	1,269	7,411	10,911	3,543	173,310
Unbilled revenue	4,569	3,954	—	—	3,271	275	12,069
Prepayments and other current assets	108	44	57	—	43	—	252
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(44,492)	(91,359)	(5,770)	—	(20,540)	(1,248)	(163,409)
Provisions and accrued expenses	(3,886)	(1,035)	—	(83)	(587)	—	(5,591)
Pension and other employee obligations	(302)	—	—	—	(29)	(347)	(678)
Lease liabilities	—	—	—	—	(3,635)	(52)	(3,687)
Other liabilities	(1)	(7)		(2)	(2)	(7)	(19)

Net assets/ (liabilities)	$74,873	(52,544)	(4,444)	7,387	(9,544)	2,494	$18,222

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2020 is as follows:

	As at March 31, 2020
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$2,180	712	—	44	1,056	387	$4,379
Investments	403	—	—	—	—	—	403
Trade receivables	88,520	34,029	2,581	11,389	11,188	2,877	150,584
Unbilled revenue	3,899	3,651	—	74	4,200	502	12,325
Prepayments and other current assets	364	177	54	4	104	27	730
Other non-current assets	3	—	—	—	181	16	200
Trade payables	(31,203)	(70,745)	(6,367)	(4,640)	(13,266)	(1,064)	(127,285)
Provisions and accrued expenses	(4,456)	(907)	7	—	(695)	(20)	(6,070)
Pension and other employee obligations	(4,055)	(92)	—	—	(38)	(217)	(4,402)
Lease liabilities	—	—	—	—	(7,573)	(27)	(7,600)
Other liabilities	(1)	(7)	—	—	—	(1)	(9)

Net assets/ (liabilities)	$55,654	(33,182)	(3,725)	6,871	(4,843)	2,480	$23,255

Other currencies include currencies such as the Swiss Franc (CHF), Singapore Dollar (SGD), Philippine Peso (PHP), Canadian Dollar (CAD), Polish Zloty (PLN), Sri Lankan Rupee (LKR), Romanian Leu (RON), South African Rand (ZAR), New Zealand Dollar (NZD), Hong Kong Dollar (HKD), United Arab Emirates Dirham (AED), Chinese Yuan Renminbi (CNY), Costa Rican colon (CRC), Danish Krone (DKK), Swedish Krona (SEK), Malaysian Ringgit (MYR), Omani Riyal (OMR) and Turkish Lira (TRY).
As at March 31, 2021, every 10% appreciation or depreciation of the respective foreign currencies compared to the functional currency of the Company would impact the Company’s profit before tax from operating activities by approximately $2,310.
Interest rate risk
The Company’s exposure to interest rate risk arises from borrowings which have a floating rate of interest, which is linked to the US dollar LIBOR. The risk is managed by the Company by maintaining an appropriate mix of fixed and floating rate borrowings and by the use of interest rate swap contracts. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. In connection with the term loan facilities entered into during the year ended March 31, 2017, the Company entered into interest rate swap agreements with the banks in during the year ended March 31, 2017. These swap agreements effectively convert the term loans from variable US dollar LIBOR interest rates to fixed rates, thereby managing the Company’s exposure to changes in market interest rates under the term loans. The amounts outstanding under swap agreements as at March 31, 202
1
aggregated $16,800.
The Company monitors its positions and does not anticipate
non-performance
by the counterparties. The Company intends to selectively use interest rate swaps, options and other derivative instruments to manage exposure to interest rate movements. These exposures are reviewed by appropriate levels of management on a periodic basis. The Company does not enter into hedging agreements for speculative purposes.
Credit risk
Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. Trade receivables are typically unsecured and are derived from revenue earned from customers primarily located in the UK and the US. Credit risk is managed through periodic assessment of the financial reliability of customers, taking into account the financial condition, current economic trends, analysis of historical bad debts and ageing of trade receivables. The credit risk on marketable securities, FMPs, mutual funds, bank deposits and derivative financial instruments is limited because the counterparties are banks and mutual funds with high credit ratings assigned by international credit-rating agencies. The maximum exposure to credit risk at the reporting date is primarily from trade receivables and unbilled revenue which amounted to $83,387 and $66,403, respectively as at March 31, 2021 and $89,772 and $57,983, respectively, as at March 31, 2020.
The Company provides loss allowance using the ECL model on trade receivables and unbilled revenue with no significant financing component at an amount equal to lifetime ECL (Refer Note 7).
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year e nded March 31,
	2021	2020	2019
Revenue from top customer	8.1%	6.9%	6.9%
Revenue from top five customers	26.8%	25.1%	27.1%
Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity risk is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation. Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses and service financial obligations. In addition, the Company has concluded arrangements with reputable banks and has unused lines of credit of $99,372 as at
March 31, 2021
that could be drawn upon, should there be a need.
The contractual maturities of financial liabilities are as follows:

	As at March 31, 2021
	Less than 1 Year	1-2 years		2-5 years	Total
Long-term debt (includes current portion) (1)	$16,800	$		$—	$16,800
Trade payables	28,015		—	—	28,015
Provisions and accrued expenses	23,933		—	—	23,933
Other liabilities	1,803		—	—	1,803
Other employee obligations	74,511		—	—	74,511
Derivative financial instruments	4,491		2,037	—	6,528

Total (2) (3)	$149,553		$2,037	$—	$151,590

Notes:

(1)	Before netting off debt issuance cost of $52.
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2020
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion) (1)	$16,800	$16,800	$—	$33,600
Trade payables	29,333	—	—	29,333
Provisions and accrued expenses	28,983	—	—	28,983
Other liabilities	1,197	—	—	1,197
Other employee obligations	70,170	—	—	70,170
Derivative financial instruments	9,575	3,880	—	13,455

Total (2) (3)	$156,058	$20,680	$—	$176,738

Notes:

(1)	Before netting off debt issuance cost of $178.
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2021	March 31, 2020
Cash and cash equivalents	$105,633	$96,929
Investments	289,551	205,776
Long-term debt (includes current portion) (1)	(16,800)	(33,600)

Net cash position	$378,384	$269,105

Note:

(1)	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.